UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Michigan Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.1%

Principal Amount (000’s omitted)	Security	Value

Education — 4.0%
1,250	Michigan Higher Education Facility Authority, (Creative Studies), 5.90%, 12/1/27	1,270,912
		$1,270,912

Electric Utilities — 7.4%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,284,000
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,032,750
		$2,316,750

Escrowed / Prerefunded — 2.8%
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	877,462
		$877,462

General Obligations — 19.3%
500	East Grand Rapids Public Schools, 5.00%, 5/1/25	510,910
500	Garden City School District, 5.00%, 5/1/26	508,610
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,410,040
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,028,170
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	777,945
1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,020,520
800	Woodhaven Brownstown School District, 5.125%, 5/1/32	819,864
		$6,076,059

Health Care - Miscellaneous — 1.2%
385	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	369,639
		$369,639

Hospital — 34.2%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	518,840

500	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/31	518,875
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	490,575
750	Michigan Health Facilities Authority, (Henry Ford Health), 5.25%, 11/15/25	754,830
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,009,480
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,017,580
2,275	Michigan Hospital Finance Authority, (McLaren Obligated Group), 4.50%, 10/15/21	2,202,268
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	762,728
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	760,403
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,088,880
750	Royal Oak Hospital Finance Authority, (William Beaumount Hospital), 5.25%, 1/1/20	766,605
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	861,376
		$10,752,440

Industrial Development Revenue — 10.4%
500	Delta County EDC, (Mead Westvaco-Escanaba), 6.25%, 4/15/27	527,830
1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	1,018,490
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	858,264
475	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	484,590
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	387,006
		$3,276,180

Insured-Education — 1.6%
500	Central Michigan University, (FGIC), 5.00%, 10/1/27	505,955
		$505,955

Insured-Electric Utilities — 4.9%
1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	1,042,940
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	514,855
		$1,557,795

Insured-General Obligations — 24.6%
1,000	Central Montcalm Public Schools, (MBIA), 6.00%, 5/1/29	1,107,180
650	Detroit School District, (FGIC), 4.75%, 5/1/28	647,673
450	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	451,935
2,000	Fenton Area Public Schools, (FGIC), 5.00%, 5/1/24	2,036,440
2,000	Novi Building Authority, (FSA), 5.50%, 10/1/25	2,164,280
870	Okemos Public School District, (MBIA), 0.00%, 5/1/19	445,875
700	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	902,804
		$7,756,187

Insured-Hospital — 6.7%
1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,025,840
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,070,020
		$2,095,860

Insured-Special Tax Revenue — 10.8%
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (2) (3)	626,382
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	485,012
2,250	Wayne Charter County, (Airport Hotel-Detroit Metroplitan Airport), (MBIA), 5.00%, 12/1/30	2,290,163
		$3,401,557

Insured-Student Loan — 3.3%
1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25 (4)	1,030,260
		$1,030,260

Insured-Transportation — 11.1%
670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	717,831
600	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 1/1/19 (1) (2)	752,346
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 12/1/28 (2) (3)	2,022,500
		$3,492,677

Insured-Water and Sewer — 8.6%
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,020,950
1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	1,670,361
		$2,691,311

Lease Revenue/Certificates of Participation — 0.8%
250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	259,803
		$259,803

Transportation — 2.4%
750	Kent County Airport Facility, Variable Rate, 1/1/25 (2) (3)	768,795
		$768,795

Total Tax-Exempt Investments — 154.1% (identified cost $45,124,981)		$48,499,642

Other Assets, Less Liabilities — 1.5%		$487,672
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(17,503,018)
Net Assets Applicable to Common Shares— 100.0%		$31,484,296

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 46.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.0% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004 the aggregate value of the securities is $6,275,670 or 19.9% of the net assets.

(3)	Security has been issued as an inverse floater bond.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/04	108 U.S Treasury Bond	Short	$(11,898,313)	$(12,021,749)	$(123,436)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$45,080,103
Gross unrealized appreciation	$3,662,200
Gross unrealized depreciation	(242,661)
Net unrealized appreciation	$3,419,539

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004